SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Jan. 31, 2025	Aug. 13, 2024
Due to related aprty					$ 250,000
Net loss	$ (307,410)		$ (287,857)	$ 42,564
March G L [Member]
Cash equivalents		$ 0
Research and development costs		0
Due to related aprty		45,000
Net loss		$ 445,105